Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 458.0		$ 325.0
Assets held for sale	31.0		47.0
Receivables	226.5		272.6
Inventories	373.3		402.7
Short-term deferred income and mining taxes	6.9		29.0
Total current assets	1,095.7		1,076.3
Property, plant and equipment, net	4,453.3		4,933.0
Goodwill	756.3		845.5
Deferred income and mining taxes	10.9		22.6
Inventories	148.1	[1]	109.0	[1]
Non-current investments	286.5		268.9
Total assets	6,750.8		7,255.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	498.5		445.0
Short-term deferred income and mining taxes	10.3		16.0
Interest payable	11.2		12.4
Royalties, income and mining taxes payable	58.2		34.6
Short-term loans and current portion of long-term loans	140.2		121.5
Total current liabilities	718.4		629.5
Long-term loans	1,770.7		1,938.6
Deferred income and mining taxes	252.9		309.3
Provision for environmental rehabilitation	300.1		269.2
Long-term incentive plan	8.3
Other non-current liabilities	9.1		10.9
Total liabilities	3,059.5		3,157.5
COMMITMENTS AND CONTINGENCIES - see notes 21 and 22
SHAREHOLDERS' EQUITY
Share capital December 31, 2014 - 1,000,000,000 (December 31, 2013 - 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2014: 771,416,491 (December 31, 2013: 767,160,263)	63.0		62.9
Additional paid-in capital	4,465.0		4,439.0
Retained earnings	684.1		741.1
Accumulated other comprehensive loss	(1,617.4)		(1,249.0)
Gold Fields shareholders' equity	3,594.7		3,994.0
Noncontrolling interests	96.6		103.8
Total equity	3,691.3		4,097.8
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,750.8		$ 7,255.3

[1]	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.